UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

                SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          527 Madison Avenue-16th Floor
                               New York, NY 10022
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Eric Alper
                            SkyBridge Capital II, LLC
                          527 Madison Avenue-16th Floor
                               New York, NY 10022
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 485-3100
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2010
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2010
--------------------------------------------------------------------------------


                                                                                                                        % OF
                                                                                                                   SHAREHOLDERS'
                                                                             COST**           FAIR VALUE              CAPITAL

INVESTMENTS IN INVESTMENT FUNDS
    DIRECTIONAL EQUITY
        Artha Emerging Markets Fund LP - b                                $ 19,281,470        $ 20,037,136              2.86%
        Artis Partners 2X Ltd. - a                                          16,000,000          15,228,377              2.17
        Frontpoint Onshore Healthcare Fund 2X LP - b                         5,011,339           6,100,297              0.87
        Horseman European Select Fund - a                                    9,000,000           6,751,809              0.96
        Passport Global Strategies III LTD - e                                 779,292             694,631              0.10
        Passport II LP - b                                                          --          12,649,655              1.80
        Prism Partners III Leveraged L.P. - b                                5,000,000           4,884,697              0.70
        Redmile Capital Fund LP, Tranche A - b                               3,500,000           3,478,396              0.50
        Sprott Offshore Fund II LTD Class B - a                             12,200,000           9,481,049              1.35
        Tiger Asia Overseas Fund, Ltd. Class B Offshore Fund - b            10,000,000           7,918,202              1.13
                                                                          ------------        ------------            ------
         Total Directional Equity                                           80,772,101          87,224,249             12.44
                                                                          ------------        ------------            ------
    DIRECTIONAL MACRO
        Asset Management Offshore LTD - a                                   15,000,000          14,570,601              2.08
        Brevan Howard Fund Limited - a                                      10,933,478          11,917,563              1.70
        Drawbridge Global Macro Fund Ltd - SP Reserve - e                       50,140              50,222              0.01
        Drawbridge Global Macro Fund Ltd Side Pocket 10 - e                      6,427               4,044              0.00*
        Drawbridge Global Macro Fund Ltd Side Pocket 11 - e                      6,317               5,628              0.00*
        Drawbridge Global Macro Fund Ltd Side Pocket 12 - e                    390,842             219,996              0.03
        Drawbridge Global Macro Fund Ltd Side Pocket 4 - e                      82,955              61,358              0.01
        Drawbridge Global Macro Fund Ltd Side Pocket 5 - e                      46,206              44,835              0.01
        Drawbridge Global Macro Fund Ltd Side Pocket 6 - e                      25,833              34,249              0.01
        Drawbridge Global Macro Fund Ltd Side Pocket 7 - e                      19,118              34,023              0.00*
        Drawbridge Global Macro Fund Ltd SPV Assets - e                             --             161,379              0.02
        Drawbridge Global Macro Ltd C1 H10D SP May 9 2008 - e                   23,940              17,533              0.00*
                                                                          ------------        ------------            ------
         Total Directional Macro                                            26,585,256          27,121,431              3.87
                                                                          ------------        ------------            ------
    EVENT DRIVEN
        Alden Global Distressed Opp Fund, LP - a                            61,400,000          58,016,541              8.28
        Alden Global Value Recovery, L.P. - a                                8,000,000           7,634,174              1.09
        Ashmore Asian Recovery Fund Limited - b                              7,812,540           6,474,083              0.92
        Carrington Investment Partners (US) LP - b                          11,074,979           2,131,549              0.30
        CPIM Structured Credit Fund 1000 INC - b                             4,803,362             562,808              0.08
        CPIM Structured Credit Fund 1500 INC - c                             5,327,048             481,920              0.07
        Harbinger Capital Partners Class L Holdings Series 2 - e               402,386           1,488,859              0.21
        Harbinger Capital Partners Class PE Holdings Series 1 - e            6,898,263           5,292,787              0.76
        Harbinger Capital Partners Offshore Fund I, LTD - b                 11,820,154           5,286,151              0.75
        Marathon Distressed Subprime Fund (Cayman) LTD Class B - e           5,000,000           5,597,115              0.80
        Marathon Special Opp Fund LTD SP 2 - e                                 611,452             636,157              0.09
        Marathon Special Opp LTD SP 4 - e                                      588,093             424,883              0.06
        Marathon Special Opportunity Fund LTD Ser. 31 Dec 2008 - e             761,142             698,902              0.10
        Marathon Special Opportunity Fund LTD SP 6 - d                         276,235             251,692              0.04
        Marathon Structured Finance Fund LTD - d                            14,907,887           9,708,367              1.38
        Pardus Special Opportunities Fund I, LTD - b                        15,000,000           5,560,994              0.79
        Paulson Advantage Plus L.P. Gold Shares - b                         23,959,187          24,715,496              3.53
        Stark Investments Structured Finance Onshore Fund - d                9,442,106           8,534,909              1.22
        Taconic Offshore Fund 1.5 LTD - b                                    7,500,000           8,052,940              1.15
        Third Point Partners Qualified, LP - b                              51,050,000          54,186,775              7.73
        York Credit Opportunities Fund, LP - b                              16,500,000          18,384,917              2.62
        York Credit Opportunities Unit Trust - b                             5,000,000           6,182,042              0.88
                                                                          ------------        ------------            ------
         Total Event Driven                                                268,134,834         230,304,061             32.85
                                                                          ------------        ------------            ------

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2010
--------------------------------------------------------------------------------


                                                                                                                        % OF
                                                                                                                   SHAREHOLDERS'
                                                                             COST**           FAIR VALUE              CAPITAL

INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)
    RELATIVE VALUE
        Brigade Leveraged Capital Structures LP - b                       $  6,002,972        $  7,201,038              1.03%
        MetCapital Mortgage Opportunities Fund, L.P. - b                    10,000,000          10,623,136              1.52
        Nisswa Fixed Income Fund LP - b                                     46,500,000          63,866,884              9.11
        Perella Weinberg Partners Xerion Fund LP - b                        34,000,000          38,197,602              5.45
        Providence MBS Fund, LP - b                                         30,000,000          53,983,453              7.70
        Providence MBS Offshore Fund, LTD - b                                2,300,000          24,363,415              3.47
        SOLA 1 - a                                                          28,512,953          22,716,260              3.24
        Sola I Class L1 Master - e                                           7,074,973           8,804,471              1.26
        Stratus Feeder Fund LTD Class C - a                                 11,511,640          14,418,069              2.06
        Stratus Fund Ltd - Class C - a                                       3,300,000           8,645,310              1.23
        Stratus Fund LTD Double Lev Class C Side Pocket - e                    187,975             185,822              0.03
        Structured Service Holdings LP - a                                  23,358,508          63,433,975              9.05
        Structured Service Holdings LTD - a                                 11,500,000          37,956,971              5.41
                                                                          ------------        ------------            ------
         Total Relative Value                                              214,249,021         354,396,406             50.56
                                                                          ------------        ------------            ------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                     $589,741,212        $699,046,147             99.72
                                                                          ============
OTHER ASSETS, LESS LIABILITIES                                                                   1,997,653              0.28
                                                                                              ------------            ------
SHAREHOLDERS' CAPITAL                                                                         $701,043,800            100.00%
                                                                                              ============            ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.
*  Amounts are less than 0.005%.
** The Company  records a realized gain or loss on its  investment in Investment
   Funds only to the extent that the cost of such investment as well as any side pocket has been fully recovered through previous redemptions from investments in Investment Funds.
a  Redemptions permitted monthly.
b  Redemptions permitted quarterly.
c  Redemptions permitted semi annually.
d  Redemptions permitted annually.
e Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund.


1.   FAIR VALUE DISCLOSURES

     In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the "Company") discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurement). The guidance establishes three levels of fair value as listed below.

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2010
--------------------------------------------------------------------------------

     Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

     Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

     Level 3- Inputs that are unobservable.

     The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held in the Company as of June 30, 2010. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which, in accordance with ASU 2009-12, would affect its disclosure. The Company had no unfunded capital commitments as of June 30, 2010.

     Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. The Investment Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 90 day notice period. One Investment Fund in this strategy, representing approximately 1 percent in this strategy, is an illiquid side pocket investment, and has suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

     Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange
     contracts  and  may   trade  in   diversified   markets   or  focus  on one

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2010
--------------------------------------------------------------------------------

     market sector. Two types of strategies employed by directional macro managers are DISCRETIONARY and SYSTEMATIC trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in "spread" positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. Generally, the Investment Funds within this strategy have monthly liquidity, subject to a 5 to 90 day notice period. Investment Funds in this strategy, representing approximately 2 percent, are illiquid side pocket investments with suspended redemptions. The remaining approximately 98 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

     Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include "merger arbitrage" and "distressed securities". Generally, the Investment Funds within this strategy have monthly to annual liquidity, subject to a 30 to 180 day notice period. Investment Funds in this strategy, representing approximately 4 percent, are illiquid side pocket investments with suspended redemptions. Approximately 1 percent of the Investment Funds in this strategy have gated redemptions, which are expected to be lifted within 12 months. In addition, approximately 17 percent of the Investment Funds in this strategy are classified as Level 3 investments due to liquidity provisions on a greater than quarterly basis. The remaining approximately 78 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

     Relative value arbitrage strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period. Investment Funds in this strategy, representing approximately 3 percent, are illiquid side pocket investments with suspended redemptions. The remaining approximately 97 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2010
--------------------------------------------------------------------------------

     The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

     The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

     A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of June 30, 2010, in valuing the Company's assets and liabilities carried at fair value:


---------------------------------------------------------------------------------------------------------------------
                                                                                           LEVEL 2         LEVEL 3
                                                      TOTAL FAIR                         SIGNIFICANT     SIGNIFICANT
                                                       VALUE AT            LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                          JUNE 30, 2010      QUOTED PRICES      INPUTS          INPUTS
---------------------------------------------------------------------------------------------------------------------
Investments in Investment Funds
    Directional Equity                                $ 87,224,249           $ --        $ 86,529,618     $   694,631
    Directional Macro                                   27,121,431             --          26,488,164         633,267
    Event Driven                                       230,304,061             --         180,385,856      49,918,205
    Relative Value                                     354,396,406             --         345,406,113       8,990,293
---------------------------------------------------------------------------------------------------------------------
Total Investments in Investment Funds                 $699,046,147           $ --        $638,809,751     $60,236,396
---------------------------------------------------------------------------------------------------------------------

               SKYBRIDGE MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JUNE 30, 2010
--------------------------------------------------------------------------------

     The  following  is  a  reconciliation   of  assets  for  which  significant
     unobservable inputs (Level 3) were used in determining fair value:



                                                           NET CHANGE IN
                                                             UNREALIZED                         TRANSFERS IN
 INVESTMENT           BALANCE AS OF      NET REALIZED      APPRECIATION/      NET PURCHASES/   AND/OR (OUT) OF     BALANCE AS OF
  STRATEGY            MARCH 31, 2010     GAIN/(LOSS)        DEPRECIATION         (SALES)           LEVEL 3*        JUNE 30, 2010
--------------------------------------------------------------------------------------------------------------------------------
Directional Equity    $    716,554       $      (994)      $   (12,770)       $    (8,159)      $         --        $   694,631
Directional Macro          651,240                 3           (17,976)                --                 --            633,267
Event Driven            55,976,334        (2,813,119)          832,380          3,939,429         (8,016,819)**      49,918,205
Relative Value          51,611,847           587,926        (2,017,658)        (2,994,220)       (38,197,602)***      8,990,293
-------------------------------------------------------------------------------------------------------------------------------
Total                 $108,955,975       $(2,226,184)      $(1,216,024)       $   937,050       $(46,214,421)       $60,236,396
-------------------------------------------------------------------------------------------------------------------------------

* The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table above.
** The transfer out of Level 3 investments in the amount of $5,560,994 is due to a gate that was lifted on the Investment Fund as of June 30, 2010. The remaining transfer out of Level 3 of $8,052,940 and the transfer into Level 3 of $5,597,115 are due to the liquidity of the underlying Investment Fund in relation to the change in the measurement date from March 31, 2010 to June 30, 2010.
*** The transfer out of Level 3 investments is due to the liquidity of the underlying Investment Fund in relation to the change in the measurement date from March 31, 2010 to June 30, 2010.

     Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2010 is $1,173,946.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SkyBridge Multi-Advisers Hedge Fund Portfolios LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       August 30, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       August 30, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Phillips
                         -------------------------------------------------------
                           Robert Phillips, Treasurer and Principal
                           Financial Officer
                           (principal financial officer)

Date                       August 30, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.